Summary of Accounting Principles (Collaborative Arrangements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborators interests existing programs low end	14.00%
Collaborators interests existing programs high end	49.00%
Partner share individual program maximum	31.00%
Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Program Costs Amount	$ (122)	$ (194)	$ (203)
Cost of Goods Sold [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Revenues Amount	1,778	1,820	1,295
Collaborator Share Of Program Costs Amount	(103)	(127)	(97)
Cost of Services [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Revenues Amount	354	273	216
Selling General and Administrative [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Program Costs Amount	$ (4)	$ (5)	$ (7)